SHARE BASED COMPENSATION	9 Months Ended
Sep. 30, 2014
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
14.	SHARE BASED COMPENSATION

On August 5, 2009, the Company adopted the 2009 Share Incentive Plan (the “Option Plan”) to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the Company's business. As of December 31, 2009, share options to purchase of no more than 15,000,000 ordinary shares were authorized and 5,350,000 share options were granted under the Option Plan.

 During the nine months ended September 30, 2013 and 2014, the Company granted 140,000 and 6,274,166 share options respectively to its officers, directors and employees, respectively.

On April 3, 2013, the Company modified the exercise price for a total number of 6,796,975 options granted before to $0.25, in order to provide appropriate incentives to the relevant employees and executive officers of the Company. The fair value of the options under revised terms for four batches granted on October 31, 2009, October 6, 2010, December 3, 2010, January 9, 2012 was $0.11, $0.12, $0.11 and $0.13, respectively. The total incremental cost associated with the modification was $191,000, of which $153,085 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $37,915 will be recognized over a weighted-average period of 1.21 years.

On April 3, 2013, the Company granted options to acquire 140,000 ordinary shares to an independent director pursuant to the Option Plan. Thirty percent (30%) of the options will vest one year following the service inception date, thirty percent (30%) of the options will vest on the second year of service inception date, and the remaining forty percent (40%) of the options will vest on the third anniversary of the service inception date. The exercise price is $0.25.

On January 28, 2014, the Company granted options to acquire 566,666 ordinary shares to independent directors of the Company pursuant to the Option Plan. Twenty-five percent (25%) of the options will vest half- year following the service inception date, twenty-five percent (25%) of the options will vest on the second half year of service inception date, and the remaining forty percent (50%) of the options will vest in twenty-four equal installments over the next two years. The exercise price is $1.49.

On January 28, 2014, the Company granted options to acquire 5,707,500 ordinary shares to employees and executive officers of the Company pursuant to the Option Plan. Twenty-five percent (25%) of the options will vest half- year following the service inception date, twenty-five percent (25%) of the options will vest on the second half year of service inception date, and the remaining forty percent (50%) of the options will vest in thirty-six equal installments over the next three years. The exercise price is $1.49.

The Company utilized the Binomial option pricing model to evaluate the fair value of the stock options with reference to the closing price of the Company on the measurement dates.

The following assumptions were used in the Binomial option pricing model:

	Nine months Ended September, 2013
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post-vesting forfeiture rate
April 3, 2013	2.29%	2.8 times	51.8%	0%	3%

	Nine months Ended September, 2014
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 28, 2014	2.77%	3.0~3.5 times	93.0%	0%	3-9.5%

The risk-free rate of return is based on the yield curve of China USD sovereign bond commensurate with the same maturity at the respective grant dates. The exercise multiple is estimated by reference to the proprietary research and empirical studies. The expected volatility is based on the average of historical daily annualized share price volatility of 6 comparable companies over a normalized period that commensurate with the option life of 10 years. The post-vesting forfeiture rate is based on the historical data and management's best estimation.

A summary of the aggregate option activity and information regarding options outstanding as of September 30, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2014 (after modification of exercise price)	6,371,250	$0.25
Granted	6,274,166	$1.49
Forfeited	(105,000)	$1.49
Exercised	(150,000)	$0.25
Options outstanding on September 30, 2014	12,390,416	$0.87	7.51	$10,487,398
Options vested or expected to vest on September 30, 2014	8,533,983	$0.47	6.30	$10,582,575
Options exercisable on September 30, 2014	7,201,896	$0.51	6.35	$8,630,797

The share-based compensation charge related to the share options of approximately$1,305,150 and $1,646,281 was recognized by the Company for the nine months ended September 30, 2013 and 2014, respectively.

The weighted average grant date fair value of options granted during the nine months ended September 30, 2013 and 2014 was $0.11 and $0.98, respectively.

As of September 30, 2014, there was approximately $5.3 million in total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted-average period of 3.16 years.